Leases liabilities - Summary of lease liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2024		Nov. 30, 2023
Disclosure of Lease Liabilities [Abstract]
Beginning Balance		$ 994		$ 1,922
Accretion expense		69		101
Lease payments		(485)		(452)
Lease expenses		16
Effect of change in exchange rates		(23)		17
Termination (a)	[1]			(920)
New lease		603	[2]	326	[3]
Ending Balance		1,174		994
Current portion		(383)		(421)
Non-current portion		$ 791		$ 573

[1]	On February 17, 2023, the Company terminated its lease in Ireland. Accordingly, the Company reduced its right-of-use assets by $799, the lease liabilities by $920 and recorded a gain on lease termination of $121. The gain is presented in finance income (Note 5).
[2]	On November 1, 2024, the Company signed a new lease in Canada. Accordingly, the Company recorded a right-of-use asset and a lease liability of $603.
[3]	On March 1, 2023, the Company signed a new lease in Ireland. Accordingly, the Company recorded a right-of-use asset and a lease liability of $326.